FINANCIAL DEBT WITH THIRD PARTIES - BANK BORROWING (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Nov. 01, 2021 BRL (R$)	Dec. 01, 2020 BRL (R$)	Oct. 01, 2020 BRL (R$)	Oct. 01, 2020 USD ($)	Aug. 01, 2020 BRL (R$)	Jun. 01, 2020 BRL (R$)	Oct. 01, 2017 USD ($)	Feb. 01, 2014 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Principal amount | $		$ 33,475
BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate spread	Energy Efficiency Project: TJLP + 2%
Principal amount		$ 246								R$ 300,000
Maturity Date	October 2022
Banco de America Central [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate spread	8,0%
Principal amount	R$ 400								$ 1,600
Maturity Date	October 2022
Banco Agricola [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate spread	6,5%
Principal amount	R$ 670					$ 1,200
Maturity Date	October 2022
Banco de Lage [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate spread	9,0%
Principal amount	R$ 1,075							R$ 10,000
Maturity Date	June 2023
Banco ABC Brasil [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate spread	DI+2,7%
Principal amount	R$ 9,266						R$ 50,000
Maturity Date	February 2022
Banco do Brasil [member]
Disclosure of detailed information about borrowings [line items]
Interest rate spread	DI+2,65%
Principal amount	R$ 5,548				R$ 30,000
Maturity Date	August 2022
Banco ABC Brasil 02 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate spread	DI+2,5%
Principal amount	R$ 6,310			R$ 35,000
Maturity Date	June 2022
Banco Bradesco [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate spread	DI+2,3%
Principal amount	R$ 9,960		R$ 55,000
Maturity Date	November 2022